Cover	Dec. 18, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The company has decided to make the fiscal year amendment effective April 8, 2023 instead of December 31, 2022, for accounting purposes.
Document Period End Date	Dec. 18, 2022
Current Fiscal Year End Date	--01-31
Entity File Number	333-223963
Entity Registrant Name	PINEAPPLE EXPRESS CANNABIS COMPANY
Entity Central Index Key	0001710495
Entity Tax Identification Number	36-4864568
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10351 Santa Monica Blvd. #420
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	888
Local Phone Number	245-5703
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares
Trading Symbol	MNAO
Entity Emerging Growth Company	false